Other current assets	6 Months Ended
Jun. 30, 2026
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other current assets

4	Other current assets

	December 31, 2025	June 30, 2026	June 30, 2026
	Audited	Unaudited	Unaudited
	S$	S$	US$
Prepayments	61,760	103,542	80,007
Deposits	7,738	6,538	5,052
Goods and Services Tax receivables	3	1,347	1,041
	69,501	111,427	86,100